Summary of Significant Accounting Policies - Additional Information (Detail) shares in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Trademark Segment shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jun. 28, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Investments in Managed REITs				$ 5,600,000
Payments to acquire intangible assets	$ 21,500,000	$ 0	$ 13,600,000
Business acquisition, transaction costs	900,000	1,400,000	200,000
Impairment losses of real property assets recognized	0	0	0
Trademarks acquired	$ 16,052,941	16,194,118
Number of trademarks acquired | Trademark	2
Amortization period of intangible assets	18 months
Gross amounts of lease intangibles	$ 68,600,000	47,300,000
Accumulated amortization	56,800,000	45,700,000
Redemptions of common stock	$ 5,600,000	$ 2,000,000.0	$ 4,900,000
Redemptions of common stock (in shares) | shares	0.4	0.2	0.5
Maximum annual contributions per employee, percentage	100.00%
Employer matching contributions, amount	$ 0.2
Employer matching contribution, percent	100.00%
Employer matching contribution, percent of match	4.00%
Net deferred tax liability	$ 7,719,098	$ 8,380,215
Deferred tax benefit	$ 2,000,000.0	5,900,000
Minimum percentage of ordinary taxable income to be distributed to stockholders	90.00%
Current income tax expense	$ 200,000	100,000
Net combined foreign, federal, and state income tax benefit	1,800,000	5,800,000
Unrecognized tax benefits	$ 3,700,000	4,100,000
Open tax year	2017 2018 2019 2020
Number of reportable business segments | Segment	2
Allowance for doubtful accounts	$ 500,000	300,000
Operating Expense
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	3,700,000	2,900,000
General and Administrative Expense
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	$ 800,000	600,000	$ 700,000
Rental Income | Geographic Concentration Risk | Florida
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Percentage1	22.00%
Rental Income | Geographic Concentration Risk | California
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Percentage1	21.00%
Rental Income | Geographic Concentration Risk | Greater Toronto Area of Canada
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk Percentage1	11.00%
Canadian Entities
Summary Of Significant Accounting Policies [Line Items]
Net deferred tax liability	$ 7,100,000	5,800,000
Gross deferred tax liability	10,200,000	9,600,000
Gross deferred tax asset	3,100,000	3,800,000
Real Estate Investment
Summary Of Significant Accounting Policies [Line Items]
Gains (losses) on exchange rate changes in equity investments recorded in other income (expense)	$ 3,800,000	600,000
Class T Common stock
Summary Of Significant Accounting Policies [Line Items]
Monthly stockholder servicing fee accrual description	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share
Redeemable Common Stock
Summary Of Significant Accounting Policies [Line Items]
Redemptions of common stock	$ 1,700,000	700,000	400,000
Redeemable Common Stock | Share Redemption Program
Summary Of Significant Accounting Policies [Line Items]
Redemptions of common stock	3,900,000	1,300,000	$ 4,500,000
Revolving Credit Facility
Summary Of Significant Accounting Policies [Line Items]
Debt issuance cost, gross	4,100,000	0
Accumulated amortization of debt issuance costs	800,000	0
Non Revolving Debt
Summary Of Significant Accounting Policies [Line Items]
Debt issuance cost, gross	5,800,000	12,000,000.0
Accumulated amortization of debt issuance costs	1,900,000	7,900,000
Self Storage
Summary Of Significant Accounting Policies [Line Items]
Total estimated future amortization expense of intangible assets, year 2022	10,500,000
Total estimated future amortization expense of intangible assets, year 2023	200,000
Total estimated future amortization expense of intangible assets, year 2024	100,000
Total estimated future amortization expense of intangible assets, year 2025	100,000
Total estimated future amortization expense of intangible assets, thereafter	$ 1,000,000.0
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years
Strategic Storage Trademark
Summary Of Significant Accounting Policies [Line Items]
Trademarks acquired amount	$ 400,000	500,000
Trademarks acquired	15,700,000
Total estimated future amortization expense of intangible assets, year 2022	140,000
Total estimated future amortization expense of intangible assets, year 2023	140,000
Total estimated future amortization expense of intangible assets, year 2024	70,000
Total estimated future amortization expense of intangible assets, thereafter	0
Self Administration Transaction
Summary Of Significant Accounting Policies [Line Items]
Total estimated future amortization expense of intangible assets, year 2022	700,000
Total estimated future amortization expense of intangible assets, year 2023	700,000
Total estimated future amortization expense of intangible assets, year 2024	700,000
Total estimated future amortization expense of intangible assets, year 2025	300,000
Total estimated future amortization expense of intangible assets, thereafter	0
Gross amounts of lease intangibles	6,800,000	18,100,000
Accumulated amortization	4,300,000	7,300,000
Deferred tax liability on intangible assets acquired	$ 600,000	2,600,000
Primary Offering Former Dealer Manager Agreement | Class A Common stock
Summary Of Significant Accounting Policies [Line Items]
Percentage of gross proceeds from sale of shares	10.00%
Investments in and Advances to Managed REITs
Summary Of Significant Accounting Policies [Line Items]
Investments in Managed REITs	$ 11,000,000.0	15,100,000
Investments in and Advances to Managed REITs | Managed REITs
Summary Of Significant Accounting Policies [Line Items]
Receivables due from related parties	$ 1,400,000	$ 500,000